SEGMENT REPORTING (Tables)	9 Months Ended
Sep. 30, 2020
SEGMENT REPORTING [Abstract]
Information about Segments
Information about segments for the nine months ended September 30, 2019 and 2020 presented were as follows:

	For the Nine Months ended September 30, 2019
	Digital Entertainment $	E-Commerce $	Digital Financial Services $	Other Services $	Unallocated expenses (1) $	Consolidated $

Revenue	731,935	531,705	6,017	128,497	–	1,398,154

Operating income (loss)	323,965	(800,340)	(65,578)	(28,710)	(90,524)	(661,187)
Non-operating loss, net						(462,204)
Income tax expense						(49,853)
Share of results of equity investees						(2,558)

Net loss						(1,175,802)

	For the Nine Months ended September 30, 2020
	Digital Entertainment $	E-Commerce $	Digital Financial Services $	Other Services $	Unallocated expenses (1) $	Consolidated $

Revenue	1,322,610	1,324,934	36,432	125,138	–	2,809,114

Operating income (loss)	619,678	(974,638)	(345,179)	(34,671)	(211,190)	(946,000)
Non-operating loss, net						(55,454)
Income tax expense						(97,474)
Share of results of equity investees						(660)

Net loss						(1,099,588)

(1) Unallocated expenses are mainly relating to share-based compensation, general and corporate administrative costs, such as professional fees and other miscellaneous items that are not allocated to segments. These expenses are excluded from segments results as they are not reviewed by the CODM as part of segment performance.

Revenue from External Customers Based on Geographical Locations
Revenue from external customers is classified based on the geographical locations where the services were provided. With the continuous growth of the business, the revenue’s segment reporting was revised in the last annual consolidated financial statements to better reflect the contribution from each region.

	For the Nine Months ended September 30,
	2019	2020
	$_	$_
Revenue

Southeast Asia	885,126	1,783,037
Latin America	159,308	507,037
Rest of Asia	340,553	434,150
Rest of the world	13,167	84,890

Consolidated revenue	1,398,154	2,809,114